Schedule of quantitative information regarding Level 3 fair value measurements (Details)		9 Months Ended	12 Months Ended
	Jan. 26, 2021 $ / shares	Sep. 30, 2021 $ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2019	Dec. 31, 2020 $ / shares
Stock price (in Dollars per share) | (per share)			£ 14.54		$ 19.87
Term (in years)			2 years	2 years
Volatility			79.50%	54.40%
Risk-free rate			0.10%	0.80%
Dividend yield			0.00%	0.00%
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Stock price (in Dollars per share)	$ 9.59	$ 9.91
Strike price (in Dollars per share)	$ 11.50	$ 11.50
Term (in years)	6 years 6 months 10 days	5 years 10 months 2 days
Volatility	14.70%	15.83%
Risk-free rate	0.71%	1.12%
Dividend yield	0.00%	0.00%